SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,968,416	$ 1,264,639
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,956,483	1,255,799
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,035	4,788
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	6,009	4,010
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 889	$ 42